Note 2 - Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments Disclosure [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:

U.S. government obligations	$34,485,660	$793,701	$703,570	$34,575,791
States and political subdivisions	39,910,030	3,145,632	60,898	42,994,764
Corporate	217,659,449	12,535,411	2,251,886	227,942,974
Foreign	56,960,366	2,081,436	1,395,450	57,646,352
Asset-backed securities	2,677,953	109,417	-	2,787,370
Mortgage-backed securities (MBS):
Commercial MBS	4,252,765	160,955	-	4,413,720
Residential MBS	46,449,968	1,443,228	345,062	47,548,134
Total fixed maturity securities	$402,396,191	$20,269,780	$4,756,866	$417,909,105
Equity securities:
U.S. agencies	687,000	-	-	687,000
Mutual funds	318,283	1,356	-	319,639
Corporate common stock	4,883,078	422,880	494,264	4,811,694
Total equity securities	5,888,361	424,236	494,264	5,818,333

Total	$408,284,552	$20,694,016	$5,251,130	$423,727,438
2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:

U.S. government obligations	$47,634,952	$4,263,920	$-	$51,898,872
States and political subdivisions	46,323,487	7,522,997	-	53,846,484
Corporate	207,553,209	23,818,640	93,765	231,278,084
Foreign	50,000,420	4,748,130	11,680	54,736,870
Asset-backed securities	4,460,090	289,373	529	4,748,934
Mortgage-backed securities (MBS):
Commercial MBS	6,429,641	407,386	-	6,837,027
Residential MBS	31,968,578	3,008,564	-	34,977,142
Total fixed maturity securities	$394,370,377	$44,059,010	$105,974	$438,323,413
Equity securities:
U.S. agencies	681,300	-	-	681,300
Mutual funds	318,283	3,054	-	321,337
Corporate common stock	117,468	266,532	-	384,000
Total equity securities	1,117,051	269,586	-	1,386,637

Total	$395,487,428	$44,328,596	$105,974	$439,710,050

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2013			December 31, 2012
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$17,401,555	$703,570	3	$-	$-	-
States and political subdivisions	1,239,103	60,898	2	-	-	-
Corporate	56,249,758	2,076,123	37	4,648,363	88,805	5
Foreign	26,858,417	1,395,450	15	988,320	11,680	1
Residential MBS	18,187,588	345,062	4	-	-	-
Greater than 12 months:
Corporate	1,072,341	175,763	1	243,040	4,960	1
Asset-backed securities	-	-	-	59,097	529	1
Total fixed maturities	121,008,762	4,756,866	62	5,938,820	105,974	8

Equities:
Less than 12 months:
Corporate common stock	2,806,072	494,264	24	-	-	-
Total equities	2,806,072	494,264	24	-	-	-

Total	$123,814,834	$5,251,130	86	$5,938,820	$105,974	8

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31
	2013	2012
Net unrealized appreciation on available-for sale securities	$15,442,886	$44,222,622
Adjustment to deferred acquisition costs	(418,419)	(1,312,922)
Deferred income taxes	(5,108,319)	(14,821,597)
Net unrealized appreciation on available-for sale securities	$9,916,148	$28,088,103

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$2,819,416	$2,843,138
Due after one year through five years	68,576,706	75,405,769
Due after five years through ten years	192,354,594	197,155,814
Due after ten years	54,607,179	57,256,557
Due at multiple maturity dates	84,038,296	85,247,827
Total	$402,396,191	$417,909,105

Realized Gain (Loss) on Investments [Table Text Block]
	2013	2012
Proceeds from sales and maturities	$94,899,207	$34,186,233
Gross realized gains	2,613,961	513,989
Gross realized losses	(114,450)	(29,176)

Realized and Unrealized Gains (Losses) on Investments [Table Text Block]
	2013	2012
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$(28,440,122)	$12,102,159
Equity securities	(339,614)	(6,876)
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$2,505,340	$362,837
Equity securities	(5,829)	121,976

Schedule of Mortgage Loans on Real Estate [Table Text Block]
	December 31
	2013	2012
Kentucky	$3,740,272	$2,987,588
Florida	2,622,740	3,039,200
Texas	2,432,643	2,283,924
Georgia	2,339,300	2,437,932
Ohio	1,599,450	1,679,868
Tennessee	1,203,184	1,184,954
California	942,036	-
North Carolina	589,779	524,036
Illinois	540,634	554,971
Arizona	506,134	530,657
West Virginia	467,480	494,643
Alabama	395,065	413,631
Massachusetts	283,341	-
New Jersey	258,239	-
South Carolina	250,826	270,303
Colorado	230,782	-
Idaho	188,882	202,476
Indiana	10,935	16,107
Total	$18,601,722	$16,620,290

State Guaranteed Receivables, Classified by Contractual Maturity Date [Table Text Block]
	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$704,917	$708,224
Due after one year through five years	2,492,672	2,650,340
Due after five years through ten years	2,909,367	3,432,024
Due after ten years	1,978,151	2,602,072
Total	$8,085,107	$9,392,660

Schedule Of Payments On State Guaranteed Receivables By State [Table Text Block]
	December 31
	2013	2012
New York	$3,880,368	$3,973,862
Massachusetts	1,927,350	2,709,704
Georgia	1,500,719	659,540
Pennsylvania	284,756	270,657
California	195,593	202,563
Texas	212,447	198,260
Ohio	83,874	97,083
Total	$8,085,107	$8,111,669

Investment Income [Table Text Block]
	2013	2012
Fixed maturities	$19,254,558	$19,456,710
Equity securities	169,784	58,972
Mortgage loans on real estate	1,109,776	1,317,826
Policy loans	478,750	489,824
State-guaranteed receivables	568,978	487,070
Gain (loss) on investment in derivative	2,400	(110,100)
Other	229,825	116,380
Gross investment income	$21,814,071	$21,816,682
Investment expenses	1,152,929	1,090,415
Net investment income	$20,661,142	$20,726,267